Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	38,957	(757)	38,200
— Transferred from Advances for Vessels Acquisitions / Under Construction	63,344	-	63,344
— Depreciation	-	(668)	(668)
— Impairment	(3,081)	-	(3,081)
— Disposals	(66,628)	877	(65,751)
Balance, December 31, 2015	32,592	(548)	32,044
— Transferred from Advances for vessels acquisitions / under construction	97,593	-	97,593
— Depreciation	-	(3,467)	(3,467)
Balance, December 31, 2016	130,185	(4,015)	126,170

Property, Plant and Equipment, Additions [Table Text Block]
Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Carrying Amount	Time Charter
M/T Eco Fleet	July 15, 2015	31,140	1,452	32,592	BP Shipping Limited
M/T Eco Revolution	January 21, 2016	31,400	1,409	32,809	BP Shipping Limited
M/T Stenaweco Excellence	May 20, 2016	30,778	1,475	32,253	Stena Weco A/S
M/T Nord Valiant	August 10, 2016	30,667	1,864	32,531	Dampskibsselskabet NORDEN A/S
Total		123,985	6,200	130,185